Contingent Liabilities (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Contingent Liabilities [Line Items]
Previous maximum permissible interest rate under the Japanese Investment Deposit and Interest Rate Law	29.20%
Current maximum permissible interest rate under the Japanese Investment Deposit and Interest Rate Law	20.00%
Gray-zone minimum interest rates stipulated by the Interest Rate Restriction Law	15.00%
Gray-zone maximum interest rates stipulated by the Interest Rate Restriction Law	20.00%
Limit on aggregate credit extensions over the borrower's annual income aggregate credit extensions	0.33333
Allowance for repayment of excess interest	¥ 87,921	¥ 99,437